Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥)		1 Months Ended	5 Months Ended
	Nov. 30, 2021	Dec. 23, 2019	Mar. 31, 2022	Nov. 15, 2021	Nov. 13, 2019
Treasury Stock:
Treasury stock %			5.00%
Minimum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account			50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991			5.00%
Maximum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991			10.00%
Common stock
Treasury Stock:
Number of own shares repurchased (in shares)		85,775,400	225,408,800
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract		¥ 50,000,000,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares					0.77%
Treasury shares value			¥ 149,999,964,992
Treasury shares cancelled (in shares)	300,000,000
Common stock | Maximum
Treasury Stock:
Aggregated number of shares allowed for repurchase (in shares)				300,000,000	100,000,000
Aggregate amount of shares allowed for repurchase				¥ 150,000,000,000	¥ 50,000,000,000
BK and TB | Common stock
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991			1,910,106,000,000
BK and TB | Unappropriated retained earnings
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991			¥ 1,910,106,000,000